Derivative liability (Tables)	12 Months Ended
Sep. 30, 2021
Summary of Movement in Derivative Liability

The movement in derivative liability is as follows:

($)
Balance at September 30, 2020	-
Fair value of derivative liability assumed on Ely acquisition (Note 3)	3,037,702
Change in fair value during the year	1,511,372
Balance at September 30, 2021	4,549,074